Significant subsidiaries and equity method investments (Details)
₽ in Millions, ₺ in Millions, € in Millions, ₨ in Millions, ฿ in Millions, ر.س in Millions, ¥ in Millions, £ in Millions, zł in Millions, SFr in Millions, Rp in Millions, RM in Millions, R$ in Millions, R in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2019	Dec. 31, 2020 JPY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 PLN (zł)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 AUD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 SGD ($)	Dec. 31, 2020 INR (₨)	Dec. 31, 2020 TRY (₺)	Dec. 31, 2020 SAR (ر.س)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 ZAR (R)	Dec. 31, 2020 MYR (RM)	Dec. 31, 2020 THB (฿)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 IDR (Rp)
BANK-now AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr	SFr 30.0
Credit Suisse Insurance Linked Strategies Ltd
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr	SFr 0.2
Credit Suisse (Poland) SP. z o.o
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | zł					zł 20.0
Credit Suisse Services AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr	SFr 1.0
Credit Suisse Trust AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr	SFr 5.0
Credit Suisse Trust Holdings Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | £						£ 2.0
CS LP Holdings AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr	SFr 0.1
Inreska Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | £						3.0
Savoy Hotel Baur en Ville AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %	88.00%
Nominal capital | SFr	SFr 7.5
Credit Suisse AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr	SFr 4,399.7
Alpine Securitization LTD
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital				$ 83.0
Banco Credit Suisse (Brasil) S.A.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | R$							R$ 53.6
Banco Credit Suisse (Mexico), S.A.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital								$ 1,716.7
Banco de Investimentos Credit Suisse (Brasil) S.A.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | R$							164.8
Boston Re Ltd.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital				2.0
Casa de Bolsa Credit Suisse (Mexico), S.A. de C.V.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital								$ 274.0
Column Financial, Inc.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital				0.0
Credit Suisse (Australia) Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital									$ 34.1
Credit Suisse (Brasil) S.A. Corretora de Titulos e Valores Mobiliarios
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | R$							98.4
Credit Suisse (Deutschland) Aktiengesellschaft
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | €										€ 130.0
Credit Suisse (Hong Kong) Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital											$ 8,192.9
Credit Suisse Istanbul Menkul Degerler A.S.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | ₺														₺ 10.0
Credit Suisse (Italy) S.P.A.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | €										170.0
Credit Suisse (Luxembourg) S.A.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr	SFr 230.9
Credit Suisse (Qatar) LLC
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital				29.0
Credit Suisse (Schweiz) AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr	SFr 100.0
Credit Suisse (Singapore) Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital												$ 743.3
Credit Suisse (UK) Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | £						245.2
Credit Suisse (USA), Inc.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital				0.0
Credit Suisse Fund Service Luxembourg SA
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr	SFr 1.5
Credit Suisse Asset Management (UK) Holding Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | £						144.2
Credit Suisse Asset Management Immobilien Kapitalanlagegesellschaft mbH
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | €										6.1
Credit Suisse Asset Management International Holding Ltd
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr	SFr 20.0
Credit Suisse Asset Management Investments Ltd
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr	SFr 0.1
Credit Suisse Asset Management Ltd
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | £						£ 45.0
Credit Suisse Asset Management, LLC
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital				1,115.9
Credit Suisse Atlas I Investments (Luxembourg) S.a.r.l.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital				0.0
Credit Suisse Brazil (Bahamas) Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital				70.0
Credit Suisse Business Analytics (India) Private Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | ₨													₨ 40.0
Credit Suisse Capital LLC
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital				2,137.3
Credit Suisse Entrepreneur Capital AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr	SFr 15.0
Credit Suisse Equities (Australia) Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital									62.5
Credit Suisse Finance (India) Private Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | ₨													1,050.1
Credit Suisse First Boston (Latam Holdings) LLC
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital				28.8
Credit Suisse First Boston Finance B.V.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | €										0.0
Credit Suisse First Boston Mortgage Capital LLC
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital				356.6
Credit Suisse First Boston Next Fund, Inc.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital				0.0
Credit Suisse Fund Management S.A.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr	SFr 0.3
Credit Suisse Funds AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr	SFr 7.0
Credit Suisse Hedging-Griffo Corretora de Valores S.A.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | R$							R$ 29.6
Credit Suisse Holding Europe (Luxembourg) S.A.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr	SFr 32.6
Credit Suisse Holdings (Australia) Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital									$ 3.0
Credit Suisse Holdings (USA), Inc.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital				550.0
Credit Suisse International
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital				11,366.2
Equity interest held by other subsidiary in %	98.00%
Voting rights held by other subsidiary in %	98.00%
Credit Suisse International (Bank)
Significant subsidiaries and equity method investments disclosures
Equity interest in %	98.00%
Nominal capital				11,366.2
Equity interest held by other subsidiary in %	98.00%
Voting rights held by other subsidiary in %	98.00%
Remaining voting interests held by parent in %	2.00%
Credit Suisse Life and Pensions AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr	SFr 15.0
Credit Suisse Life (Bermuda) Ltd.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital				0.5
Credit Suisse Loan Funding LLC
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital				1.7
Credit Suisse Management LLC
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital				891.4
Credit Suisse Prime Securities Services (USA) LLC
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital				73.3
Credit Suisse PSL GmbH
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr	SFr 0.0
Credit Suisse Securities (Canada), Inc
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital																$ 3.4
Credit Suisse Securities (Europe) Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital				3,859.3
Credit Suisse Securities (Hong Kong) Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital											$ 2,080.9
Credit Suisse Securities (India) Private Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | ₨													2,214.7
Credit Suisse Securities (Japan) Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | ¥			¥ 78,100.0
Credit Suisse Securities (Johannesburg) (Proprietary) Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | R																	R 0.0
Credit Suisse Securities (Malaysia) Sdn. Bhd.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | RM																		RM 100.0
LLC Credit Suisse Securities, (Moscow)
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | ₽																				₽ 97.1
Credit Suisse Securities (Singapore) Pte Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital												$ 30.0
Credit Suisse Securities, Sociedad de Valores, S.A
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | €										€ 5.3
Credit Suisse Securities (Thailand) Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | ฿																			฿ 500.0
Credit Suisse Securities (USA) LLC
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital				2,200.7
Credit Suisse Services (India) Private Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | ₨													₨ 0.1
Credit Suisse Services (USA) LLC
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital				15.4
CS Non-Traditional Products Ltd.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital				0.1
DLJ Mortgage Capital, Inc.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital				0.0
Fides Treasury Services AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr	SFr 2.0
JSC Bank Credit Suisse (Moscow)
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital				37.8
Lime Residential Ltd
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr	SFr 100.0
Merban Equity AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr	SFr 0.1
Solar Investco II Ltd.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital				0.0
SP Holding Enterprises Corp.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital				0.0
SR Lease Co VI Ltd.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital				0.0
PT Credit Suisse Securities Indonesia
Significant subsidiaries and equity method investments disclosures
Equity interest in %	99.00%
Nominal capital | Rp																					Rp 235,000.0
Credit Suisse Hypotheken AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %	98.00%
Nominal capital | SFr	SFr 0.1
Credit Suisse Founder Securities Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	51.00%	33.30%
Nominal capital | SFr	SFr 1,089.0
Asset Management Finance LLC
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital				$ 167.4
Credit Suisse Saudi Arabia
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | ر.س															ر.س 737.5
Swisscard AECS GmBH
Significant subsidiaries and equity method investments disclosures
Equity interest in %	50.00%
Stockbrokers Holdings Pty Ltd.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	23.00%
ICBC Credit Suisse Asset Management Co., Ltd.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	20.00%
ALLFUNDS (UK) LIMITED [Member]
Significant subsidiaries and equity method investments disclosures
Equity interest in %	14.00%
York Capital Management Global Advisors, LLC
Significant subsidiaries and equity method investments disclosures
Equity interest in %	5.00%
Holding Verde Empreendimentos e Participacoes S.A.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	0.00%
Credit Suisse Group Funding (Guernsey) Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%